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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-102137


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT
                         Supplement to the Prospectuses:

     POLARIS II VARIABLE ANNUITY Dated May 1, 2007 (F3802PRO.4, F3082PRR.4,
                            F4305PRO.1, F4308PRO.1)
 POLARIS CHOICE III VARIABLE ANNUITY Dated May 1, 2007 (F4188PRO.1, F4309PRO.1)

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This supplement replaces the supplement dated May 11, 2007. The MarketLock For
Life Plus optional living benefit feature is now available for election.

Date:  July 9, 2007




                Please keep this Supplement with your Prospectus


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